Investments (tables)	12 Months Ended
Dec. 31, 2016
Investments disclosure
Amortized cost and fair value of investments in fixed maturities [Table Text Block]

	Amortized	Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,031	$9	$5	$2,035
Obligations of states, municipalities and political subdivisions:
Local general obligation	13,955	271	182	14,044
Revenue	10,910	215	147	10,978
State general obligation	1,717	36	22	1,731
Pre-refunded	4,968	190	1	5,157
Total obligations of states, municipalities and political subdivisions	31,550	712	352	31,910

Debt securities issued by foreign governments	1,631	34	3	1,662
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	100	6	1,708
All other corporate bonds	22,737	508	138	23,107
Redeemable preferred stock	87	6	—	93
Total	$59,650	$1,369	$504	$60,515

	Amortized	Gross Unrealized		Fair
(at December 31, 2015, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,202	$8	$16	$2,194
Obligations of states, municipalities and political subdivisions:
Local general obligation	12,744	577	3	13,318
Revenue	9,492	472	4	9,960
State general obligation	1,978	97	2	2,073
Pre-refunded	5,813	247	—	6,060
Total obligations of states, municipalities and political subdivisions	30,027	1,393	9	31,411

Debt securities issued by foreign governments	1,829	45	1	1,873
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,863	124	6	1,981
All other corporate bonds	22,854	523	288	23,089
Redeemable preferred stock	103	7	—	110
Total	$58,878	$2,100	$320	$60,658

Amortized cost and fair value of fixed maturities by contractual maturity [Table Text Block]

(at December 31, 2016, in millions)	Amortized Cost	Fair Value
Due in one year or less	$5,619	$5,677
Due after 1 year through 5 years	16,417	16,926
Due after 5 years through 10 years	14,258	14,449
Due after 10 years	21,742	21,755
	58,036	58,807
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	1,708
Total	$59,650	$60,515

Cost and fair value of investments in equity securities [Table Text Block]

		Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
Public common stock	$390	$216	$3	$603
Non-redeemable preferred stock	114	20	5	129
Total	$504	$236	$8	$732

		Gross Unrealized		Fair
(at December 31, 2015, in millions)	Cost	Gains	Losses	Value
Public common stock	$386	$164	$7	$543
Non-redeemable preferred stock	142	26	6	162
Total	$528	$190	$13	$705

Unrealized investment losses [Table Text Block]

	Less than 12 months		12 months or longer		Total
(at December 31, 2016, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,124	$5	$—	$—	$1,124	$5
Obligations of states, municipalities and political subdivisions	9,781	352	12	—	9,793	352
Debt securities issued by foreign governments	360	3	—	—	360	3
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	528	5	43	1	571	6
All other corporate bonds	6,470	115	437	23	6,907	138
Redeemable preferred stock	—	—	—	—	—	—
Total fixed maturities	18,263	480	492	24	18,755	504

Equity securities
Public common stock	45	2	10	1	55	3
Non-redeemable preferred stock	2	—	59	5	61	5
Total equity securities	47	2	69	6	116	8
Total	$18,310	$482	$561	$30	$18,871	$512

	Less than 12 months		12 months or longer		Total
(at December 31, 2015, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,820	$15	$28	$1	$1,848	$16
Obligations of states, municipalities and political subdivisions	928	7	142	2	1,070	9
Debt securities issued by foreign governments	172	1	—	—	172	1
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	473	4	57	2	530	6
All other corporate bonds	7,725	197	710	91	8,435	288
Redeemable preferred stock	8	—	—	—	8	—
Total fixed maturities	11,126	224	937	96	12,063	320

Equity securities
Public common stock	48	6	33	1	81	7
Non-redeemable preferred stock	47	3	38	3	85	6
Total equity securities	95	9	71	4	166	13
Total	$11,221	$233	$1,008	$100	$12,229	$333

Securities continuously in an unrealized loss position of greater than 20% of amortized cost by length of time [Table Text Block]

	Period For Which Fair Value Is Less Than 80% of Amortized Cost
(in millions)	3 Months or Less	Greater Than 3 Months, 6 Months or Less	Greater Than 6 Months, 12 Months or Less	Greater Than 12 Months	Total
Fixed maturities
Mortgage-backed securities	$—	$—	$—	$—	$—
Other	1	—	—	2	3
Total fixed maturities	1	—	—	2	3
Equity securities	1	—	—	—	1
Total	$2	$—	$—	$2	$4

Impairment charges included in net realized investment gains [Table Text Block]

(for the year ended December 31, in millions)	2016	2015	2014
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$—	$—	$—
Obligations of states, municipalities and political subdivisions	—	—	—
Debt securities issued by foreign governments	—	—	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	—	—	1
All other corporate bonds	15	13	15
Redeemable preferred stock	—	—	—
Total fixed maturities	15	13	16

Equity securities
Public common stock	9	37	9
Non-redeemable preferred stock	3	—	—
Total equity securities	12	37	9

Other investments	2	2	1
Total	$29	$52	$26

Cumulative amount of and the changes during the year in the credit losses of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income (loss) [Table Text Block]

Year ended December 31, 2016 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$32	$—	$—	$—	$(1)	$31
All other corporate bonds	51	13	—	(7)	(3)	54
Total fixed maturities	$83	$13	$—	$(7)	$(4)	$85

Year ended December 31, 2015 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$40	$—	$—	$(6)	$(2)	$32
All other corporate bonds	59	2	—	(4)	(6)	51
Total fixed maturities	$99	$2	$—	$(10)	$(8)	$83

Net investment income [Table Text Block]

(for the year ended December 31, in millions)	2016	2015	2014
Gross investment income
Fixed maturities	$1,981	$2,091	$2,244
Equity securities	37	39	40
Short-term securities	29	12	9
Real estate investments	51	48	44
Other investments	242	230	489
Gross investment income	2,340	2,420	2,826
Investment expenses	38	41	39
Net investment income	$2,302	$2,379	$2,787

Changes in net unrealized investment gains [Table Text Block]

(at and for the year ended December 31, in millions)	2016	2015	2014
Changes in net unrealized investment gains
Fixed maturities	$(915)	$(893)	$913
Equity securities	51	(143)	63
Other investments	2	2	2
Change in net pre-tax unrealized gains on investment securities	(862)	(1,034)	978
Related tax expense (benefit)	(303)	(357)	334
Change in net unrealized gains on investment securities	(559)	(677)	644
Balance, beginning of year	1,289	1,966	1,322
Balance, end of year	$730	$1,289	$1,966